UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period November 30, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Item 1. Schedule of Investments.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at November 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 69.1%
Aerospace Products & Services: 3.4%
448,300	BE Aerospace, Inc.	$20,720,426

Computer & Electronic Products: 3.9%
201,050	Apple, Inc.	23,784,215

Credit Intermediation: 15.6%
1,514,171	EverBank Financial Corp.	26,134,591
652,650	Financial Engines, Inc. 1	23,514,979
1,220,100	Kearny Financial Corp.	15,373,260
379,560	Visa, Inc.	29,989,036
		95,011,866
Data Processing & Hosting: 4.4%
219,400	DST Systems, Inc.	26,828,232

Electrical Equipment & Appliance Manufacturing: 2.9%
951,331	TASER International, Inc. * 1	17,789,890

Food Manufacturing: 3.2%
825,454	Flowers Foods, Inc.	19,414,678

Furniture Manufacturing: 3.9%
501,516	Leggett & Platt, Inc.	23,370,645

Machinery: 1.3%
890,600	3D Systems Corp. * 1	8,122,272

Merchant Wholesalers & Durable Goods: 3.5%
709,200	LKQ Corp. *	20,914,308

Oil & Gas Extraction: 5.2%
239,300	Gulfport Energy Corp. *	6,083,006
478,313	Oceaneering International, Inc.	20,921,411
920,428	Sanchez Energy Corp. * 1, 2	4,602,140
		31,606,557
Professional, Scientific & Technical Services: 7.8%
1,264,179	EPIQ Systems, Inc. 2, 3	17,104,342
1,408,444	Luminex Corp. * 2, 3	30,309,715
		47,414,057
Real Estate: 5.3%
260,790	The Howard Hughes Corp. *	32,283,194

Retail: 5.2%
491,800	The Men's Wearhouse, Inc. 1	9,831,082
763,750	Sotheby's 1	21,621,762
		31,452,844
Sporting & Recreation Goods: 3.5%
259,897	Pool Corp. 1, 2	21,321,950

TOTAL COMMON STOCKS
(Cost $430,096,164)		420,035,134

Principal Amount		Value
CORPORATE BONDS: 25.5%
Air Transportation: 0.2%
	PHI, Inc.,
	5.250%,
$ 1,552,000	3/15/19	1,331,166

Beverage & Tobacco Products: 1.0%
	Anheuser- Busch InBev Financial, Inc.,
	0.800%,
4,000,000	1/15/16	4,001,500
	Diageo Capital PLC,
	0.625%,
1,750,000	4/29/16	1,749,711
		5,751,211
Building Material, Garden & Supplies Dealers: 0.3%
	The Home Depot, Inc.,
	5.400%,
2,000,000	3/01/16	2,023,926

Chemical Manufacturing: 0.8%
	AbbVie, Inc.,
	1.750%,
5,000,000	11/06/17	5,019,745

Commercial Finance: 0.1%
	John Deere Capital Corp.,
	2.250%,
500,000	4/17/19	505,373

Computer & Electronic Products: 2.1%
	Dell Computer Corp.,
	7.100%,
5,000,000	4/15/28	4,875,000
	Hewlett-Packard Co.,
	3.750%,
321,000	12/01/20	321,342
	Texas Instruments, Inc.,
	1.000%,
7,750,000	5/01/18	7,646,723
		12,843,065

Credit Intermediation: 6.7%
	BB&T Corp.,
	4.900%,
1,000,000	6/30/17	1,048,656
	Capital One N.A.,
	1.500%,
14,085,000	3/22/18	13,894,937
	Discover Bank,
	2.000%,
9,605,000	2/21/18	9,562,469
	Ford Motor Credit Co., LLC,
	1.684%, 4
2,000,000	9/08/17	1,983,068
	2.875%,
2,500,000	10/01/18	2,519,562
	JPMorgan Chase & Co.,
	3.150%,
3,000,000	7/05/16	3,040,407
	Royal Bank Of Canada,
	1.500%,
2,000,000	1/16/18	1,999,076
	Sumitomo Mitsui Banking Corp.,
	0.900%,
4,000,000	1/18/16	4,001,444
	Whitney National Bank,
	5.875%,
2,650,000	4/01/17	2,761,576
		40,811,195
Food Manufacturing: 2.1%
	Campbell Soup Co.,
	2.500%,
6,045,000	8/02/22	5,784,031
	Flowers Foods, Inc.,
	4.375%,
6,225,000	4/01/22	6,512,427
	Kraft Foods Group, Inc.,
	5.375%,
523,000	2/10/20	578,524
		12,874,982
Furniture Manufacturing: 0.2%
	Leggett & Platt, Inc.,
	3.400%,
970,000	8/15/22	963,464

Machinery Manufacturing: 0.2%
	Cummins, Inc.,
	3.650%,
1,200,000	10/01/23	1,240,781

Motion Picture & Entertainment: 0.8%
	Viacom, Inc.,
	3.500%,
500,000	4/01/17	510,141
	2.500%,
250,000	9/01/18	250,325
	3.250%,
4,395,000	3/15/23	4,093,046
		4,853,512
Oil & Gas: 2.1%
	Phillips 66,
	4.300%,
10,000,000	4/01/22	10,525,740
	Stone Energy Corp.,
	7.500%,
4,000,000	11/15/22	2,300,000
		12,825,740
Oil and Gas Extraction: 0.7%
	Sanchez Energy Corp.,
	6.125%,
6,000,000	1/15/23	4,155,000

Professional, Scientific & Technical Services: 0.8%
	Equifax, Inc.,
	3.300%,
4,995,000	12/15/22	5,016,553

Publishing Industries: 1.7%
	Symantec Corp.,
	4.200%,
10,000,000	9/15/20	10,404,660

Rail Transportation: 1.2%
	Norfolk Southern Corp.,
	3.000%,
7,415,000	4/01/22	7,352,573

Retail: 0.2%
	Amazon.com, Inc.,
	2.500%,
1,250,000	11/29/22	1,227,068

Securities & Financial Services: 0.1%
	Merrill Lynch & Co., Inc.,
	6.875%,
250,000	11/15/18	282,902

Telecommunications: 1.4%
	AT&T, Inc.,
	1.600%,
5,250,000	2/15/17	5,272,160
	Vodafone Group PLC,
	4.625%,
2,150,000	7/15/18	2,285,719
	4.375%,
1,000,000	3/16/21	1,069,151
		8,627,030
Utilities: 1.9%
	Duke Energy Corp.,
	2.150%,
2,800,000	11/15/16	2,830,274
	Southern Co.,
	2.450%,
6,600,000	9/01/18	6,666,158
	Wisconsin Electric Power Co.,
	1.700%,
2,100,000	6/15/18	2,091,151
		11,587,583
Water Transportation: 0.9%
	Carnival Corp.,
	3.950%,
5,000,000	10/15/20	5,279,550

TOTAL CORPORATE BONDS
(Cost $157,779,879)		154,977,079

Shares		Value
SHORT-TERM INVESTMENTS: 5.6%
Money Market Funds: 5.6%
17,208,352	Federated Treasury Obligation Fund - Trust Shares, 0.010% 5	17,208,352
16,577,409	Fidelity Money Market Portfolio - Select Class, 0.067% 5	16,577,409
		33,785,761
TOTAL SHORT-TERM INVESTMENTS
(Cost $33,785,761)		33,785,761

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 7.0%
42,554,177	First American Prime Obligations Fund - Class Z, 0.070% 5	42,554,177

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $42,554,177)		42,554,177

TOTAL INVESTMENTS IN SECURITIES: 107.2%
(Cost $664,215,981)		651,352,151
Liabilities in Excess of Other Assets: (7.2)%		(43,472,495)
TOTAL NET ASSETS: 100.0%		$607,879,656

*	Non-income producing security
1	This security or a portion of this security was out on loan as of November 30, 2015. Total loaned securities had a market value of $40,334,947 or 6.6% of net assets.
2	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance at August 31, 2015	Purchases	Sales	Share Balance at November 30, 2015	Realized Gain (Loss)	Dividend Income	Value at November 30, 2015	Acquisition Cost
EPIQ Systems, Inc.	1,264,179	-	-	1,264,179	$ -	$ 113,776	$ 17,104,342	$ 16,287,188
Luminex Corp.	1,408,444	-	-	1,408,444	$ -	$ -	$ 30,309,715	$ 24,654,325
Pool Corp.	393,547	-	133,650	259,897	$ 3,642,867	$ 67,573	$ 21,321,950	$ 14,976,411
Sanchez Energy Corp.	920,428	-	-	920,428	$ -	$ -	$ 4,602,140	$ 20,714,310

3	A portion of this security is considered illiquid. As of November 30, 2015, the total market value of these securities was $47,414,057 or 7.8% of net assets.
4	Variable rate security
5	Seven-day yield as of November 30, 2015

The cost basis of investments for federal income tax purposes at November 30, 2015 was as follows+:

Cost of investments	$664,215,981
Gross unrealized appreciation	69,615,445
Gross unrealized depreciation	(82,479,275)
Net unrealized depreciation	$(12,863,830)

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Villere Balanced Fund's (the "Fund") previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Villere Balanced Fund
Summary of Fair Value Exposure at November 30, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2015. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$420,035,134	$-	$-	$420,035,134
Corporate Bonds	-	154,977,079	-	154,977,079
Short-Term Investments	33,785,761	-	-	33,785,761
Investments Purchased from Securities Lending	42,554,177	-	-	42,554,177
Total Investments in Securities	$496,375,072	$154,977,079	$-	$651,352,151

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period. There were no transfers made into or out of Level 1, 2 or 3 as of November 30, 2015.

Villere Equity Fund

SCHEDULE OF INVESTMENTS at November 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 91.4%
Aerospace Products & Services: 4.5%
35,600	BE Aerospace, Inc.	$1,645,432

Computer & Electronic Products: 4.9%
15,145	Apple, Inc.	1,791,653

Credit Intermediation: 19.4%
100,800	EverBank Financial Corp.	1,739,808
53,550	Financial Engines, Inc.	1,929,406
94,900	Kearny Financial Corp.	1,195,740
28,080	Visa, Inc.	2,218,601
		7,083,555
Data Processing & Hosting: 7.0%
20,900	DST Systems, Inc.	2,555,652

Electrical Equipment & Appliance Manufacturing: 4.4%
85,500	TASER International, Inc. *	1,598,850

Food Manufacturing: 3.9%
61,100	Flowers Foods, Inc.	1,437,072

Furniture Manufacturing: 4.9%
38,850	Leggett & Platt, Inc.	1,810,410

Machinery: 1.7%
69,916	3D Systems Corp. * 1	637,634

Merchant Wholesalers & Durable Goods: 4.4%
54,100	LKQ Corp. *	1,595,409

Oil & Gas Extraction: 7.9%
27,200	Gulfport Energy Corp. *	691,424
37,300	Oceaneering International, Inc.	1,631,502
113,500	Sanchez Energy Corp. * 1, 2	567,500
		2,890,426
Professional, Scientific & Technical Services: 9.1%
87,000	EPIQ Systems, Inc. 2, 3	1,177,110
100,500	Luminex Corp. * 2, 3	2,162,760
		3,339,870
Real Estate: 4.8%
14,230	The Howard Hughes Corp. *	1,761,532

Retail: 8.1%
77,950	The Men's Wearhouse, Inc.	1,558,221
49,300	Sotheby's	1,395,683
		2,953,904
Sporting & Recreation Goods: 6.4%
28,400	Pool Corp. 2	2,329,936

TOTAL COMMON STOCKS
(Cost $36,217,512)		33,431,335

SHORT-TERM INVESTMENTS: 8.7%
Money Market Funds: 8.7%
1,066,435	Federated Treasury Obligation Fund - Trust Shares, 0.010% 4	1,066,435
1,052,629	Fidelity Money Market Portfolio - Select Class, 0.067% 4	1,052,629
1,054,297	Invesco Short-Term Treasury Portfolio - Institutional Class, 0.020% 4	1,054,297
		3,173,361
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,173,361)		3,173,361

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 3.4%
1,254,088	First American Prime Obligations Fund - Class Z, 0.070% 4	1,254,088

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $1,254,088)		1,254,088

TOTAL INVESTMENTS IN SECURITIES: 103.5%
(Cost $40,644,961)		37,858,784
Liabilities in Excess of Other Assets: (3.5)%		(1,299,759)
TOTAL NET ASSETS: 100.0%		$36,559,025

*	Non-income producing security
1	This security or a portion of this security was out on loan as of November 30, 2015. Total loaned securities had a market value of $1,193,075 or 3.3% of net assets.
2	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance at August 31, 2015	Purchases	Sales	Share Balance at November 30, 2015	Realized Gain (Loss)	Dividend Income	Value at November 30, 2015	Acquisition Cost
EPIQ Systems, Inc.	87,000	-	-	87,000	$ -	$ 7,830	$ 1,177,110	$ 1,132,425
Luminex Corp.	100,500	-	-	100,500	$ -	$ -	$ 2,162,760	$ 1,933,318
Pool Corp.	28,400	-	-	28,400	$ -	$ 7,384	$ 2,329,936	$ 1,536,853
Sanchez Energy Corp.	113,500	-	-	113,500	$ -	$ -	$ 567,500	$ 2,495,719

3	A portion of this security is considered illiquid. As of November 30, 2015, the total market value of these securities was $3,339,870 or 9.1% of net assets.
4	Seven-day yield as of November 30, 2015

The cost basis of investments for federal income tax purposes at November 30, 2015 was as follows+:

Cost of investments	$40,644,961
Gross unrealized appreciation	4,735,025
Gross unrealized depreciation	(7,521,202)
Net unrealized depreciation	$(2,786,177)

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Villere Equity Fund's (the "Fund") previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Villere Equity Fund
Summary of Fair Value Exposure at November 30, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2015. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$33,431,335	$-	$-	$33,431,335
Short-Term Investments	3,173,361	-	-	3,173,361
Investments Purchased from Securities Lending	1,254,088	-	-	1,254,088
Total Investments in Securities	$37,858,784	$-	$-	$37,858,784

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period. There were no transfers made into or out of Level 1, 2 or 3 as of November 30, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date            1/12/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date            1/12/16

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date            1/26/16
* Print the name and title of each signing officer under his or her signature.